Schedule of expected contributions to the defined benefit plan in future years (Details) - INR (₨)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 142,984	₨ 99,103
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	27,720	21,029
Year 2 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	17,335	15,962
Year 3 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	14,401	12,549
Year 4 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	12,037	10,899
Year 5 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	9,501	8,589
Year 6-10 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	28,428	21,709
Year above ten [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 33,562	₨ 8,366